Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 8,128
2024	8,898
2025	7,815
2026	5,400
2027	3,295
2028 and beyond	9,166
Total lease payments	42,702
Less: interest	(4,836)
Total lease liability	37,866
Current portion of lease liability	7,953	$ 8,845
Non-current portion of lease liability	$ 29,913	$ 28,008